The Growth Fund of America®
Investment portfolio
November 30, 2020
unaudited
Common stocks 95.76% Information technology 22.95%	Shares	Value (000)
Microsoft Corp.	52,898,737	$11,324,033
Mastercard Inc., Class A	12,842,071	4,321,485
Broadcom Inc.	10,671,831	4,285,594
ASML Holding NV	4,697,334	2,038,730
ASML Holding NV (New York registered) (ADR)	2,978,233	1,303,662
Taiwan Semiconductor Manufacturing Company, Ltd.	130,575,000	2,201,256
Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	9,809,682	951,735
PayPal Holdings, Inc.[1]	13,510,154	2,892,794
ServiceNow, Inc.[1]	4,041,483	2,160,375
Autodesk, Inc.[1]	7,489,287	2,098,723
Shopify Inc., Class A, subordinate voting shares[1]	1,482,902	1,616,927
Visa Inc., Class A	7,553,489	1,588,876
RingCentral, Inc., Class A1	5,019,624	1,491,079
Advanced Micro Devices, Inc.[1]	15,476,813	1,434,082
MongoDB, Inc., Class A1,2	4,691,341	1,347,869
FleetCor Technologies, Inc.[1,2]	4,607,174	1,221,869
Applied Materials, Inc.	11,449,679	944,370
Adobe Inc.[1]	1,641,997	785,646
Square, Inc., Class A1	3,694,218	779,332
Atlassian Corp. PLC, Class A1	2,858,826	643,379
Keyence Corp.	1,242,300	634,120
Apple Inc.	5,268,953	627,269
Micron Technology, Inc.[1]	8,792,454	563,508
Fiserv, Inc.[1]	4,035,903	464,855
Trimble Inc.[1]	7,412,747	443,801
Motorola Solutions, Inc.	2,423,937	415,778
Ceridian HCM Holding Inc.[1]	4,086,283	393,999
Accenture PLC, Class A	1,554,348	387,173
CrowdStrike Holdings, Inc., Class A1	2,356,003	361,128
Cognizant Technology Solutions Corp., Class A	4,357,000	340,412
DocuSign, Inc.[1]	1,412,883	321,968
Tyler Technologies, Inc.[1]	740,655	316,704
Alteryx, Inc., Class A1	2,608,715	312,628
Guidewire Software, Inc.[1]	2,516,869	308,266
Okta, Inc., Class A1	1,133,339	277,713
EPAM Systems, Inc.[1]	841,237	271,156
Zendesk, Inc.[1]	1,911,431	255,176
Cree, Inc.[1]	2,805,458	253,585
Snowflake Inc., Class A1	758,752	247,232
Samsung Electronics Co., Ltd.	3,765,452	226,972
Intel Corp.	4,330,571	209,383
Paycom Software, Inc.[1]	499,768	208,443
NetApp, Inc.	3,786,301	201,848
Jack Henry & Associates, Inc.	1,223,508	196,814
SS&C Technologies Holdings, Inc.	2,646,330	182,306
HubSpot, Inc.[1]	434,562	171,361
ON Semiconductor Corp.[1]	5,825,739	167,490
The Growth Fund of America — Page 1 of 14

unaudited
Common stocks (continued) Information technology (continued)	Shares	Value (000)
Nice Ltd. (ADR)[1]	612,517	$149,283
Elastic NV, non-registered shares[1]	1,114,614	137,989
NortonLifeLock Inc.	6,459,285	117,753
CDK Global, Inc.	2,348,211	112,479
Zoom Video Communications, Inc., Class A1	203,458	97,326
Anaplan, Inc.[1]	1,388,354	97,171
Amphenol Corp., Class A	738,233	96,568
Workday, Inc., Class A1	400,000	89,916
Enphase Energy, Inc.[1]	609,778	83,277
Qorvo, Inc.[1]	523,839	82,075
Fidelity National Information Services, Inc.	522,887	77,602
Lam Research Corp.	167,300	75,730
GoDaddy Inc., Class A1	790,031	62,839
Zebra Technologies Corp., Class A1	158,524	59,989
QUALCOMM Inc.	387,557	57,037
Flex Ltd.[1]	3,454,592	56,068
salesforce.com, inc.[1]	222,076	54,586
Vontier Corp.[1]	1,512,185	50,159
VeriSign, Inc.[1]	248,684	49,916
Smartsheet Inc., Class A1	743,544	43,148
TeamViewer AG1	829,000	39,486
Amadeus IT Group SA, Class A, non-registered shares	429,191	29,417
Datadog, Inc., Class A1	289,461	28,633
Appfolio, Inc., Class A1	150,000	24,440
VMware, Inc., Class A1,3	109,730	15,350
		55,981,141
Consumer discretionary 20.90%
Tesla, Inc.[1]	26,701,841	15,155,964
Amazon.com, Inc.[1]	3,729,684	11,815,788
Home Depot, Inc.	7,330,801	2,033,638
Peloton Interactive, Inc., Class A1	17,089,430	1,988,355
Alibaba Group Holding Ltd.[1]	49,056,544	1,654,406
NIKE, Inc., Class B	10,459,067	1,408,836
Royal Caribbean Cruises Ltd.[2]	16,089,970	1,268,051
General Motors Company	26,577,480	1,165,157
Flutter Entertainment PLC (GBP denominated)	4,141,887	756,757
Flutter Entertainment PLC (EUR denominated)	2,188,065	405,860
D.R. Horton, Inc.	15,491,682	1,154,130
Burlington Stores, Inc.[1,2]	5,036,314	1,100,636
Caesars Entertainment, Inc.[1,2]	15,548,822	1,059,186
Darden Restaurants, Inc.[2]	9,423,057	1,017,502
LVMH Moët Hennessy-Louis Vuitton SE	1,399,896	806,378
Booking Holdings Inc.[1]	375,649	761,985
Chipotle Mexican Grill, Inc.[1]	589,477	760,089
Hilton Worldwide Holdings Inc.	7,326,425	759,237
NVR, Inc.[1]	147,498	589,576
Starbucks Corp.	3,690,000	361,694
Aptiv PLC	3,009,180	357,190
Vail Resorts, Inc.	1,288,050	355,296
Hermès International	332,899	324,588
Bright Horizons Family Solutions Inc.[1]	1,885,123	320,678
Mercari, Inc.[1]	6,104,100	279,479
Kering SA	348,347	251,393
Domino’s Pizza, Inc.	602,842	236,658
The Growth Fund of America — Page 2 of 14

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Dollar General Corp.	944,085	$206,358
Floor & Decor Holdings, Inc., Class A1	2,519,855	201,815
Moncler SpA[1]	4,073,487	199,999
Lennar Corp., Class A	2,600,140	197,247
Aramark	5,418,930	189,663
Mattel, Inc.[1]	12,135,016	187,971
EssilorLuxottica[1]	1,281,652	185,522
Evolution Gaming Group AB	2,107,842	180,190
Five Below, Inc.[1]	920,110	143,905
XPeng Inc., Class A (ADR)[1,3]	2,283,332	134,169
Las Vegas Sands Corp.	2,204,589	122,818
Wynn Resorts, Ltd.	1,185,923	119,185
Industria de Diseño Textil, SA	3,392,083	112,688
DraftKings Inc., Class A1	1,999,965	104,718
Marriott International, Inc., Class A	670,771	85,101
Grand Canyon Education, Inc.[1]	974,571	81,347
Restaurant Brands International Inc.	1,384,355	78,853
Wayfair Inc., Class A1	305,077	77,599
Toll Brothers, Inc.	1,570,102	74,344
lululemon athletica inc.[1]	163,600	60,568
YUM! Brands, Inc.	479,975	50,781
Cie. Financière Richemont SA, Class A	429,633	35,685
		50,979,033
Communication services 18.04%
Facebook, Inc., Class A1	47,255,123	13,088,251
Netflix, Inc.[1,2]	24,932,203	12,234,232
Alphabet Inc., Class C1	3,033,508	5,341,219
Alphabet Inc., Class A1	2,040,816	3,580,407
Charter Communications, Inc., Class A1	4,154,515	2,708,702
Activision Blizzard, Inc.	19,054,137	1,514,423
Comcast Corp., Class A	25,868,036	1,299,610
T-Mobile US, Inc.[1]	8,427,060	1,120,293
Snap Inc., Class A1	13,536,653	601,298
Tencent Holdings Ltd.	5,406,900	392,732
Zillow Group, Inc., Class C, nonvoting shares[1]	2,121,008	228,666
Zillow Group, Inc., Class A1	1,024,787	113,085
Pinterest, Inc., Class A1	4,664,854	326,633
Match Group, Inc.[1]	1,522,121	211,894
ViacomCBS Inc., Class B	5,147,605	181,608
ZoomInfo Technologies Inc., Class A1	3,364,071	172,409
SoftBank Group Corp.	2,461,600	171,463
Live Nation Entertainment, Inc.[1]	2,368,266	155,477
Yandex NV, Class A1	2,018,538	139,198
Iridium Communications Inc.[1]	3,711,803	119,112
New York Times Co., Class A	2,658,763	114,088
Twitter, Inc.[1]	2,100,000	97,671
Electronic Arts Inc.[1]	425,611	54,372
Liberty Broadband Corp., Class C, nonvoting[1]	235,091	36,992
GCI Liberty, Inc., Class A1	232,892	21,221
		44,025,056
The Growth Fund of America — Page 3 of 14

unaudited
Common stocks (continued) Health care 14.29%	Shares	Value (000)
UnitedHealth Group Inc.	15,120,363	$5,085,583
Thermo Fisher Scientific Inc.	6,715,130	3,122,401
Abbott Laboratories	24,303,058	2,630,077
Regeneron Pharmaceuticals, Inc.[1]	3,189,262	1,645,755
Vertex Pharmaceuticals Inc.[1]	6,787,435	1,545,838
Seagen Inc.[1]	7,970,922	1,357,528
Centene Corp.[1]	19,585,995	1,207,477
Edwards Lifesciences Corp.[1]	11,166,959	936,796
Insulet Corp.[1]	3,290,986	848,120
Intuitive Surgical, Inc.[1]	1,124,798	816,660
Exact Sciences Corp.[1]	6,665,757	806,957
NovoCure Ltd.[1,2]	5,713,735	717,931
BioMarin Pharmaceutical Inc.[1]	8,363,497	658,207
Ultragenyx Pharmaceutical Inc.[1,2]	5,548,958	657,774
Humana Inc.	1,544,593	618,640
Zoetis Inc., Class A	3,721,225	596,810
Daiichi Sankyo Company, Ltd.	16,387,500	579,841
Teladoc Health, Inc.[1]	2,834,163	563,347
Allakos Inc.[1,2]	4,921,630	526,762
Sarepta Therapeutics, Inc.[1]	3,706,825	522,143
Cigna Corp.	2,333,321	487,991
Teva Pharmaceutical Industries Ltd. (ADR)[1]	49,380,746	469,611
Mettler-Toledo International Inc.[1]	400,468	460,554
Gilead Sciences, Inc.	7,426,879	450,589
Allogene Therapeutics, Inc.[1,2]	13,228,399	410,742
Biohaven Pharmaceutical Holding Co. Ltd.[1,2]	4,338,080	385,872
Stryker Corp.	1,624,241	379,098
ResMed Inc.	1,797,502	376,756
Illumina, Inc.[1]	1,052,011	338,842
Amgen Inc.	1,510,124	335,308
PerkinElmer, Inc.	2,511,645	334,049
Bluebird Bio, Inc.[1,2]	6,219,566	274,221
Pfizer Inc.	7,022,074	269,016
Novo Nordisk A/S, Class B	3,996,556	268,798
Zimmer Biomet Holdings, Inc.	1,774,683	264,641
DexCom, Inc.[1]	781,437	249,810
Baxter International Inc.	3,269,433	248,706
CRISPR Therapeutics AG1	1,931,930	245,201
Danaher Corp.	956,369	214,829
Molina Healthcare, Inc.[1]	1,033,864	211,043
Neurocrine Biosciences, Inc.[1]	2,205,676	209,407
Guardant Health, Inc.[1]	1,614,152	195,506
Galapagos NV1	1,554,467	191,265
Catalent, Inc.[1]	1,976,000	189,973
Vir Biotechnology, Inc.[1]	5,427,068	173,015
Penumbra, Inc.[1]	770,660	171,009
Eli Lilly and Company	1,000,142	145,671
Twist Bioscience Corp.[1]	1,260,000	140,792
Madrigal Pharmaceuticals, Inc.[1,2]	1,001,258	116,937
Grail, Inc.[1,4,5,6,7]	10,878,487	107,044
Cortexyme, Inc.[1,2]	1,976,961	96,080
Incyte Corp.[1]	1,102,054	93,168
Verily Life Sciences LLC[1,4,5,6]	673,374	92,205
Chemed Corp.	172,684	82,586
Oak Street Health, Inc.[1]	1,741,221	82,133
The Growth Fund of America — Page 4 of 14

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
BeiGene, Ltd. (ADR)[1]	310,931	$79,502
Novavax, Inc.[1]	552,252	77,039
AstraZeneca PLC	635,991	66,176
CVS Health Corp.	867,895	58,835
PPD, Inc.[1]	1,621,000	56,735
AbbVie Inc.	513,255	53,676
GoodRx Holdings, Inc., Class A1	1,072,300	40,426
Acerta Pharma BV1,4,5,6	273,779,325	36,659
GW Pharmaceuticals PLC (ADR)[1]	220,870	30,939
Pacific Biosciences of California, Inc.[1]	1,858,736	29,387
Alnylam Pharmaceuticals, Inc.[1]	213,400	27,723
Anthem, Inc.	84,468	26,313
Adaptive Biotechnologies Corp.[1]	541,048	26,089
Global Blood Therapeutics, Inc.[1]	549,744	25,239
Viatris Inc.[1]	444,618	7,478
Sage Therapeutics, Inc.[1]	68,568	5,080
		34,854,411
Industrials 7.57%
CSX Corp.	32,770,191	2,950,956
TransDigm Group Inc.	2,498,603	1,447,166
Carrier Global Corp.	26,330,477	1,002,401
Old Dominion Freight Line, Inc.	4,797,817	975,684
Airbus SE, non-registered shares[1]	7,581,545	793,399
Honeywell International Inc.	3,643,519	742,986
Dun & Bradstreet Holdings, Inc.[1,2]	22,326,689	598,579
Safran SA1	3,809,264	555,717
Caterpillar Inc.	2,907,134	504,649
Ryanair Holdings PLC (ADR)[1]	4,052,035	420,479
Ryanair Holdings PLC[1]	3,788,378	69,050
General Electric Co.	45,960,000	467,873
Delta Air Lines, Inc.	10,643,448	428,399
Jacobs Engineering Group Inc.	3,944,423	425,367
Rolls-Royce Holdings PLC[1,3]	219,077,223	308,710
Rolls-Royce Holdings PLC[1]	65,723,167	92,613
HEICO Corp.	2,529,423	312,586
HEICO Corp., Class A	597,143	66,134
Northrop Grumman Corp.	1,235,487	373,438
Lockheed Martin Corp.	1,009,357	368,415
Uber Technologies, Inc.[1]	7,105,905	352,879
Equifax Inc.	2,089,378	348,717
Union Pacific Corp.	1,587,171	323,910
Norfolk Southern Corp.	1,259,000	298,408
L3Harris Technologies, Inc.	1,539,424	295,554
Raytheon Technologies Corp.	3,995,142	286,532
Fortive Corp.	3,780,464	265,124
Harmonic Drive Systems Inc.[3]	3,225,352	257,348
BWX Technologies, Inc.	4,270,040	242,880
Boeing Company	988,563	208,300
RELX PLC (ADR)	7,396,559	172,932
Waste Management, Inc.	1,314,388	156,583
Stanley Black & Decker, Inc.	819,618	151,064
Parker-Hannifin Corp.	551,011	147,263
Emerson Electric Co.	1,828,096	140,434
MTU Aero Engines AG	592,562	139,918
The Growth Fund of America — Page 5 of 14

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Armstrong World Industries, Inc.	1,754,265	$135,184
Otis Worldwide Corp.	1,982,868	132,733
FedEx Corp.	454,000	130,107
AMETEK, Inc.	934,066	110,715
Waste Connections, Inc.	1,062,304	110,458
United Rentals, Inc.[1]	475,779	107,992
ASSA ABLOY AB, Class B	4,463,292	106,211
Southwest Airlines Co.	2,199,260	101,914
Plug Power Inc.[1]	3,844,676	101,461
Singapore Technologies Engineering Ltd	33,000,000	94,978
Cummins Inc.	399,814	92,425
Westinghouse Air Brake Technologies Corp.	1,229,561	90,127
ABB Ltd	3,274,912	86,382
Komatsu Ltd.	3,504,500	85,263
Epiroc AB, Class B	4,338,655	68,948
Epiroc AB, Class A	646,617	10,743
Lennox International Inc.	273,983	78,861
Generac Holdings Inc.[1]	305,783	65,927
Copart, Inc.[1]	499,000	57,610
		18,460,486
Financials 4.97%
JPMorgan Chase & Co.	11,521,261	1,358,126
First Republic Bank	6,384,939	827,233
Intercontinental Exchange, Inc.	6,888,148	726,768
BlackRock, Inc.	973,315	679,715
Berkshire Hathaway Inc., Class B1	2,762,220	632,300
CME Group Inc., Class A	3,344,215	585,338
SVB Financial Group[1]	1,490,711	514,087
Bank of America Corp.	14,871,259	418,775
HDFC Bank Ltd. (ADR)[1]	3,203,805	221,062
HDFC Bank Ltd.[1]	8,630,879	167,924
Fannie Mae[1,3]	127,166,345	381,499
Arch Capital Group Ltd.[1]	11,731,502	377,696
PNC Financial Services Group, Inc.	2,714,314	374,765
Marsh & McLennan Companies, Inc.	3,021,636	346,400
S&P Global Inc.	937,563	329,816
American International Group, Inc.	8,491,542	326,415
AIA Group Ltd.	26,330,888	288,581
MSCI Inc.	683,882	279,995
Morgan Stanley	4,467,837	276,246
Citigroup Inc.	4,765,248	262,422
Federal Home Loan Mortgage Corp.[1,3]	91,353,751	261,272
London Stock Exchange Group PLC	2,315,413	250,215
Progressive Corp.	2,721,734	237,090
KKR & Co. Inc.	6,177,634	234,318
Carlyle Group Inc.	6,776,847	192,530
Chubb Ltd.	1,291,857	190,975
Everest Re Group, Ltd.	746,132	169,618
Capital One Financial Corp.	1,914,769	163,981
Moody’s Corp.	572,184	161,550
Travelers Companies, Inc.	956,868	124,058
Goldman Sachs Group, Inc.	516,741	119,150
State Street Corp.	1,584,004	111,641
The Blackstone Group Inc., Class A	1,657,745	98,719
The Growth Fund of America — Page 6 of 14

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Aon PLC, Class A	475,729	$97,472
Ares Management Corp., Class A	1,616,114	72,806
East West Bancorp, Inc.	1,293,412	55,255
Tradeweb Markets Inc., Class A	858,200	51,192
Clarivate PLC[1]	1,536,000	42,148
Western Alliance Bancorporation	795,387	40,779
Bank of New York Mellon Corp.	1,024,542	40,080
Root, Inc., Class A1,3	1,048,800	18,564
Fifth Third Bancorp	555,796	14,084
		12,122,660
Consumer staples 2.21%
Costco Wholesale Corp.	3,837,189	1,503,296
Constellation Brands, Inc., Class A	3,974,942	818,202
Philip Morris International Inc.	7,550,180	571,926
Estée Lauder Companies Inc., Class A	2,018,446	495,165
Reckitt Benckiser Group PLC	5,181,703	454,822
Herbalife Nutrition Ltd.[1,2]	9,115,824	436,739
Kerry Group PLC, Class A	1,983,854	277,820
Altria Group, Inc.	4,380,803	174,487
British American Tobacco PLC	4,376,154	153,990
Molson Coors Beverage Company, Class B, restricted voting shares	3,139,438	144,414
Keurig Dr Pepper Inc.	2,842,237	86,546
Grocery Outlet Holding Corp.[1]	1,536,485	59,339
Pernod Ricard SA3	310,079	59,181
Nestlé SA	460,000	51,216
Church & Dwight Co., Inc.	564,044	49,506
Monster Beverage Corp.[1]	308,900	26,189
JUUL Labs, Inc., Class A1,4,5,6	433,213	22,241
Danone SA	288,183	18,515
		5,403,594
Materials 1.70%
Sherwin-Williams Company	1,441,112	1,077,419
Shin-Etsu Chemical Co., Ltd.	3,477,400	570,740
Vale SA, ordinary nominative (ADR)	21,562,626	313,952
Vale SA, ordinary nominative	13,510,365	196,701
Linde PLC	1,976,866	506,908
Freeport-McMoRan Inc.	17,759,857	415,403
Rio Tinto PLC	5,098,816	328,591
LyondellBasell Industries NV	3,303,001	281,085
Celanese Corp.	1,520,416	196,635
Allegheny Technologies Inc.[1]	5,112,067	68,962
PPG Industries, Inc.	420,117	61,661
Asahi Kasei Corp.	5,855,400	53,680
Barrick Gold Corp.	2,170,700	50,230
Packaging Corp. of America	209,224	27,199
Alcoa Corp.[1]	27,495	547
		4,149,713
Energy 1.52%
EOG Resources, Inc.	22,897,533	1,073,436
Halliburton Co.	26,803,179	444,665
Diamondback Energy, Inc.[2]	9,112,565	364,138
Baker Hughes Co., Class A	17,122,535	320,534
The Growth Fund of America — Page 7 of 14

unaudited
Common stocks (continued) Energy (continued)	Shares	Value (000)
Cenovus Energy Inc.	51,643,468	$256,090
ConocoPhillips	5,526,171	218,615
Parsley Energy, Inc., Class A	15,739,557	197,217
Pioneer Natural Resources Company	1,442,295	145,066
Suncor Energy Inc.	8,296,404	132,684
BP PLC	34,384,138	113,521
Canadian Natural Resources, Ltd. (CAD denominated)	3,517,764	80,258
Canadian Natural Resources, Ltd.	525,255	11,997
Exxon Mobil Corp.	2,007,015	76,528
Concho Resources Inc.	1,180,757	67,870
ONEOK, Inc.	1,778,269	63,787
Equitrans Midstream Corp.	7,247,112	59,136
Schlumberger Ltd.	1,660,434	34,520
Cimarex Energy Co.	808,077	29,050
Weatherford International[1,2]	4,330,776	16,240
		3,705,352
Real estate 1.23%
Equinix, Inc. REIT	1,673,049	1,167,437
American Tower Corp. REIT	4,029,373	931,591
SBA Communications Corp. REIT	1,797,519	516,211
Digital Realty Trust, Inc. REIT	1,490,603	200,859
Park Hotels & Resorts Inc. REIT	5,825,713	95,076
Pebblebrook Hotel Trust REIT	4,516,066	83,547
		2,994,721
Utilities 0.38%
PG&E Corp.[1]	42,723,225	542,585
Xcel Energy Inc.	2,798,698	188,520
Edison International	1,512,872	92,830
NextEra Energy, Inc.	829,612	61,051
Ørsted AS	311,571	56,121
		941,107
Total common stocks (cost: $102,048,459,000)		233,617,274
Preferred securities 0.71% Financials 0.55%
Fannie Mae, Series S, 8.25% noncumulative, preferred shares[1]	43,392,272	461,694
Fannie Mae, Series T, 8.25% noncumulative, preferred shares[1]	16,710,351	164,597
Fannie Mae, Series O, 7.00% noncumulative, preferred shares[1]	6,554,622	118,639
Fannie Mae, Series R, 7.625% noncumulative, preferred shares[1]	3,680,090	35,513
Fannie Mae, Series P, 4.50% noncumulative, preferred shares[1]	755,000	6,719
Federal Home Loan Mortgage Corp., Series Z, 8.375% noncumulative, preferred shares[1,3]	51,549,692	520,652
Federal Home Loan Mortgage Corp., Series V, 5.57% preferred shares[1]	2,031,012	18,076
Federal Home Loan Mortgage Corp., Series X, 6.02% noncumulative, preferred shares[1]	239,000	2,394
		1,328,284
The Growth Fund of America — Page 8 of 14

unaudited
Preferred securities (continued) Consumer discretionary 0.12%	Shares	Value (000)
Waymo LLC, Series A-2, 8.00% noncumulative, preferred shares[1,4,5,6]	1,164,589	$100,000
Rivian Automotive, Inc.[1,4,5,6]	5,565,505	88,380
GM Cruise Holdings LLC., Series F, preferred shares[1,4,5,6]	5,205,500	75,688
Volkswagen AG, nonvoting preferred shares	209,163	35,265
		299,333
Information technology 0.04%
Samsung Electronics Co., Ltd., nonvoting preferred shares	1,630,000	90,003
Total preferred securities (cost: $1,373,371,000)		1,717,620
Rights & warrants 0.00% Financials 0.00%
American International Group, Inc., warrants, expire 2021[1]	1,987,473	1,491
Total rights & warrants (cost: $29,964,000)		1,491
Convertible bonds & notes 0.01% Consumer discretionary 0.01%	Principal amount (000)
Royal Caribbean Cruises Ltd., convertible notes, 4.25% 2023[2,7]	$ 15,749	21,718
Total convertible bonds & notes (cost: $15,404,000)		21,718
Bonds, notes & other debt instruments 0.01% Corporate bonds, notes & loans 0.01% Energy 0.01%
Weatherford International PLC 8.75% 2024[7]	5,691	5,756
Weatherford International PLC 11.00% 2024[7]	15,155	10,571
Total bonds, notes & other debt instruments (cost: $20,230,000)		16,327
Short-term securities 3.57% Money market investments 3.57%	Shares
Capital Group Central Cash Fund 0.11%[2,8]	86,005,761	8,601,436
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.01%[8,9]	121,074,624	121,075
Total short-term securities (cost: $8,721,973,000)		8,722,511
Total investment securities 100.06% (cost: $112,209,401,000)		244,096,941
Other assets less liabilities (0.06)%		(137,793)
Net assets 100.00%		$243,959,148
The Growth Fund of America — Page 9 of 14

unaudited
Investments in affiliates2

	Value of affiliate at 9/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliate at 11/30/2020 (000)	Dividend or interest income (000)
Common stocks 9.77%
Information technology 1.05%
MongoDB, Inc., Class A1	$1,085,512	$11,557	$324	$225	$250,899	$1,347,869	$—
FleetCor Technologies, Inc.[1]	1,480,865	158,231	487,761	30,480	40,054	1,221,869	—
						2,569,738
Consumer discretionary 1.82%
Royal Caribbean Cruises Ltd.	950,295	144,215	322	223	173,640	1,268,051	—
Burlington Stores, Inc.[1]	722,530	342,558	65,056	2,163	98,441	1,100,636	—
Caesars Entertainment, Inc.[1]	428,233	341,332	162	34	289,749	1,059,186	—
Darden Restaurants, Inc.	645,358	193,394	230	80	178,900	1,017,502	2,706
Grand Canyon Education, Inc.[1,10]	238,456	—	128,703	(42,221)	13,815	—	—
						4,445,375
Communication services 5.01%
Netflix, Inc.[1]	13,509,883	—	280,700	69,503	(1,064,454)	12,234,232	—
Health care 1.31%
NovoCure Ltd.[1]	372,865	115,492	151	80	229,645	717,931	—
Ultragenyx Pharmaceutical Inc.[1]	430,201	45,948	126	47	181,704	657,774	—
Allakos Inc.[1]	414,878	24,793	121	69	87,143	526,762	—
Allogene Therapeutics, Inc.[1]	455,473	17,186	139	50	(61,828)	410,742	—
Biohaven Pharmaceutical Holding Co. Ltd.[1]	226,036	60,156	71	16	99,735	385,872	—
Bluebird Bio, Inc.[1]	325,896	40,897	98	21	(92,495)	274,221	—
Madrigal Pharmaceuticals, Inc.[1]	87,727	19,699	30	—	9,541	116,937	—
Cortexyme, Inc.[1]	74,193	14,723	29	8	7,185	96,080	—
						3,186,319
Industrials 0.24%
Dun & Bradstreet Holdings, Inc.[1]	545,598	20,083	182	23	33,057	598,579	—
Consumer staples 0.18%
Herbalife Nutrition Ltd.[1]	448,193	—	150	102	(11,406)	436,739	—
Energy 0.16%
Diamondback Energy, Inc.	357,873	—	2,115	(3,594)	11,974	364,138	3,417
Weatherford International[1]	13,127	—	4	(28)	3,145	16,240	—
						380,378
Total common stocks						23,851,360
Convertible bonds & notes 0.01%
Consumer discretionary 0.01%
Royal Caribbean Cruises Ltd., convertible notes, 4.25% 2023[7]	19,208	—	6	2	2,514	21,718	197
Short-term securities 3.53%
Money market investments 3.53%
Capital Group Central Cash Fund 0.11%[8]	8,612,421	7,583,932	7,594,917	722	(722)	8,601,436	2,809
Total 13.31%				$58,005	$480,236	$32,474,514	$9,129
The Growth Fund of America — Page 10 of 14

unaudited
[1]	Security did not produce income during the last 12 months.
[2]	Affiliate of the fund or part of the same group of investment companies as the fund, in each case as defined under the Investment Company Act of 1940.
[3]	All or a portion of this security was on loan. The total value of all such securities was $157,421,000, which represented .06% of the net assets of the fund.
[4]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $522,217,000, which represented .21% of the net assets of the fund.
[5]	Value determined using significant unobservable inputs.
[6]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[7]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $145,089,000, which represented .06% of the net assets of the fund.
[8]	Rate represents the seven-day yield at 11/30/2020.
[9]	Security purchased with cash collateral from securities on loan.
[10]	Unaffiliated issuer at 11/30/2020.
Private placement securities	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Grail, Inc.	4/17/2020	$55,567	$107,044.04%
Waymo LLC, Series A-2, 8.00% noncumulative, preferred shares	5/1/2020	100,000	100,000.04
Verily Life Sciences LLC	12/21/2018	83,000	92,205.04
Rivian Automotive, Inc.	7/10/2020	86,210	88,380.04
GM Cruise Holdings LLC., Series F, preferred shares	5/7/2020	95,000	75,688.03
Acerta Pharma BV	5/7/2015	15,750	36,659.01
JUUL Labs, Inc., Class A	4/8/2019	120,000	22,241.01
Total private placement securities		$ 555,527	$ 522,217.21%
The Growth Fund of America — Page 11 of 14

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value
The Growth Fund of America — Page 12 of 14

unaudited
decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of November 30, 2020 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$55,981,141	$—	$—	$55,981,141
Consumer discretionary	50,979,033	—	—	50,979,033
Communication services	44,025,056	—	—	44,025,056
Health care	34,618,503	—	235,908	34,854,411
Industrials	18,460,486	—	—	18,460,486
Financials	12,122,660	—	—	12,122,660
Consumer staples	5,381,353	—	22,241	5,403,594
Materials	4,149,713	—	—	4,149,713
Energy	3,705,352	—	—	3,705,352
Real estate	2,994,721	—	—	2,994,721
Utilities	941,107	—	—	941,107
Preferred securities	1,453,552	—	264,068	1,717,620
Rights & warrants	1,491	—	—	1,491
Convertible bonds & notes	—	21,718	—	21,718
Bonds, notes & other debt instruments	—	16,327	—	16,327
Short-term securities	8,722,511	—	—	8,722,511
Total	$243,536,679	$38,045	$522,217	$244,096,941
Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
EUR = Euros
GBP = British pounds
The Growth Fund of America — Page 13 of 14

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2021 Capital Group. All rights reserved.
MFGEFP1-005-0121O-S78056	The Growth Fund of America — Page 14 of 14